Convertible Instruments	12 Months Ended
May. 31, 2015
Convertible Instruments

Note 4 – Convertible Instruments

Series B Convertible Preferred Stock

During fiscal 2010, the Company issued 400,000 shares of Series B Convertible Preferred Stock (“Series B”) at $5.00 per share for cash proceeds totaling $2,009,000, of which 95,100 shares remain outstanding at May 31, 2015. Each share of the Series B is convertible into ten shares of the Company’s common stock including any accrued dividend, with an effective fixed conversion price of $.50 per share. The holders of the Series B can only convert their shares to common shares provided the Company has sufficient authorized common shares at the time of conversion. Accordingly, the conversion option was contingent upon the Company increasing its authorized common shares, which occurred in April 2010, when the Company’s shareholders approved an increase in the authorized shares of common stock to 100,000,000. At the commitment date, which occurred upon such shareholder approval, the conversion option related to the Series B was beneficial. The intrinsic value of the conversion option at the commitment date resulted in a constructive dividend to the Series B holders of approximately $6,000,000. The constructive dividend increased and decreased additional paid-in capital by identical amounts. The Series B has liquidation preferences over the common shares at $5.00 per share plus any accrued dividends. Dividends are payable to the Series B holders when declared by the board of directors at the rate of $.25 per share per annum. Such dividends are cumulative and accrue whether or not declared and whether or not there are any profits, surplus or other funds or assets of the Company legally available. The Series B holders have no voting rights.

2013 Convertible Notes

During the year ended May 31, 2013, the Company issued $6,588,250 in unsecured convertible notes (the “Notes”) to investors for cash. Each Note is convertible at the election of the holder at any time into common shares at a fixed conversion price. Total principal of $6,208,250 is convertible at $0.75 per share, and $380,000 is convertible at $0.65 per share. The Notes are payable in full between November 30, 2013 and March 6, 2016. The Notes bear interest at rates that range from 5% to 10% per year, payable in cash semi-annually in arrears beginning on April 1, 2013. In connection with the sale of the Notes, detachable common stock warrants with a two-year term to purchase a total of 8,527,984 common shares at exercise prices ranging from $0.75 to $2.00 per share were issued to the investors. The Company determined the fair value of the warrants using the Black-Scholes option pricing model utilizing certain weighted average assumptions such as expected stock price volatility, term of the warrants, risk-free interest rates, and expected dividend yield at the grant date. Additionally, at the commitment date, the Company determined that the conversion option related to the Notes was beneficial to the investors. As a result, the Company determined the intrinsic value of the conversion option utilizing the fair value of the common stock at the commitment date and the effective conversion price after discounting the Notes for the fair value of the warrants. The fair value of the warrants and the intrinsic value of the conversion option were recorded as debt discounts to the Notes, and a corresponding increase to additional paid-in capital. The debt discounts are amortized over the life of the Notes. At the time of conversion, any unamortized discounts associated with the Notes are fully amortized and recorded as interest expense. As of May 31, 2015, the outstanding principal of these Notes is $50,000.

During fiscal year ended May 31, 2014, the holders of Notes in aggregate principal amount totaling $1,500,000 and accrued but unpaid interest of $6,351 converted their Notes into common stock. Of these conversions, $1,120,000 and $350,000 in principal were at a conversion price of $0.75 and $0.65 per share, respectively, resulting in the issuance of 2,087,717 shares of common stock. In addition, one holder of a Note with a principal amount of $250,000 was paid in full upon maturity.

During the year ended May 31, 2015, holders of the Notes in the aggregate principal amount of $1,175,000, plus accrued but unpaid interest of $4,703, were induced to convert their Notes into common stock, at the rate of $0.75 per share, conditioned upon their immediate exercise of warrants at an exercise price reduced from $2.00 down to $0.55 per share, as further described in Note 6. The note conversions resulted in the issuance of 1,556,667 shares of common stock and a cash interest payment of $3,793.

During the year ended May 31, 2015, holders of the Notes in the aggregate principal amount of $3,046,250, plus accrued but unpaid interest of $86,296, were induced to convert their Notes into 4,061,663 shares of common stock at a conversion price of $0.75, conditioned upon the Company issuing new warrants to replace previously expired warrants to purchase an aggregate of 6,310,677 shares of common stock at an exercise price of $1.00 per share, with an approximate term of seven months from date of issuance and as further described in Note 6.

In connection with the issuance of the Company’s convertible Notes in fiscal year ended 2013, detachable common stock warrants, with terms of two or three years, were issued to the investors to purchase a total of 9,451,056 common shares at exercise prices ranging from $.50 to $2.00 per share. During the year ended May 31, 2014, warrants covering 923,072 shares were issued to investors at an exercise price of $.50 per share. All of the warrants are currently exercisable in full. The Company determined the fair value of the warrants using the Black-Scholes option pricing model utilizing certain weighted-average assumptions, such as expected stock price volatility, term of the warrants, risk-free interest rate and expected dividend yield at the commitment date.

The Company utilized the following weighted-average assumptions to value the warrants:

	2015	2014
Expected dividend yield	0%	0%
Stock price volatility	80.68%	78-93%
Expected term	.50 yr	3-5 years
Risk-free interest rate	0.12%	.64-1.42%
Grant-date fair value	$0.15	$.66-$.72

Additionally, at the commitment date, the Company determined that the conversion feature related to the Notes was beneficial to the investors. As a result, the Company determined the intrinsic value of the conversion feature utilizing the fair value of the underlying common stock at the commitment date and the effective conversion price after discounting the Notes for the fair value of the warrants. The fair value of the warrants and the intrinsic value of the beneficial conversion feature were recorded as a debt discount to the Notes, with a corresponding increase to additional paid-in capital. The debt discount is amortized over the life of the Notes. During the years ended May 31, 2015 and 2014, the Company recognized approximately $2,145,000 and $3,807,000, respectively, as interest expense related to amortization of the debt discount. The unamortized discount is fully amortized upon any conversion of the Notes before maturity. Activity related to the Notes was as follows:

	May 31, 2015	May 31, 2014
Face amount of Notes	$4,271,250	$7,221,250

Unamortized discount	(6,529)	(1,932,566)
Repayments	—	(500,000)
Conversions	(4,221,250)	(2,450,000)

Total carrying value of Notes	$43,471	$2,338,684

Short-term portion of Notes	$43,471	$—

Long-term portion of Notes	$—	$2,338,684

2014 Convertible Bridge Notes

During the year ended May 31, 2014, the Company issued in the aggregate principal amount of $1,200,000 of unsecured short-term notes with a fixed conversion price, (the Notes) to investors for cash. The Notes bear interest of 5% per year and a maturity of six months. The Notes could be converted on or before October 1, 2013 into the Company’s private equity offering, as further described in Note 9. During the year ended May 31, 2014, holders of the Notes converted an aggregate principal amount of $950,000 into the private equity offering at a conversion price of $0.65 and one holder of a Note in the principal amount of $250,000 exercised their right to receive repayment.

AVCP Convertible Notes

During the year ended May 31, 2015, the Company issued a three-month unsecured convertible promissory note in the aggregate principal amount of $1,500,000 to Alpha Venture Capital Partners, L.P. (“AVCP”). The principal amount of the Note plus unpaid accrued interest is convertible at the election of the holder into shares of the Company’s common stock at any time prior to maturity at an initial conversion price of $1.00 per share. The Note bears simple interest of 1.2% per month, payable at maturity on May 5, 2015, and monthly thereafter, if the Company exercises its one-time option to extend the maturity by an additional three months, which the Company exercised such right on April 1, 2015. The maturity date has been extended to August 5, 2015. Prepayment is permitted without penalty subject to the Company’s obligation to pay at least three months’ interest on the principal amount. The conversion price is subject to (i) adjustment for stock splits and similar corporate events and (ii) reduction to a price per share that is 10% below the lowest sale price that is below $.9444 per share, for shares of CytoDyn common stock sold or deemed sold in future securities offerings, including sales to AVCP and its designees subject to certain exempt transactions. Without AVCP’s prior written consent, the Company may not incur additional indebtedness for borrowed money, other than up to an additional $6.0 million in convertible promissory notes that may be issued to AVCP or related parties, unless such indebtedness is subordinated in right of payment to the Company’s obligations under the AVCP Note and any additional notes issued to AVCP or related parties.

During the year ended May 31, 2015, the Company issued a two-year term unsecured convertible promissory note (the “AVCP Note”) in the aggregate principal amount of $2,000,000 to Alpha Venture Capital Partners, L.P. (“AVCP”). The AVCP Note bears simple interest at the annual rate of 5%, payable quarterly. The principal balance of the AVCP Note is due and payable in full on September 26, 2016, subject to acceleration of payment in the event of default. Prepayment is permitted without penalty. The AVCP Note includes events of default for nonpayment of principal or interest when due or other breaches of the AVCP Note, as well as for breach of any term of the AVCP Note and related warrant agreement. The principal amount of the Note plus unpaid accrued interest is convertible at the election of the holder into shares of the Company’s common stock at any time prior to maturity at an initial conversion price of $1.00 per share. The conversion price is subject to (i) adjustment for stock splits and similar corporate events and (ii) reduction to a price per share that is 10% below the lowest sale price that is below $.9444 per share, for shares of CytoDyn common stock sold or deemed sold in future securities offerings, including sales to AVCP and its designees subject to certain exempt transactions. Without AVCP’s prior written consent, the Company may not incur additional indebtedness for borrowed money, other than up to an additional $6.0 million in convertible promissory notes that may be issued to AVCP or related parties, unless such indebtedness is subordinated in right of payment to the Company’s obligations under the AVCP Note and any additional notes issued to AVCP or related parties.

As a result of the private placement of approximately $4 million in convertible notes during the fourth quarter of fiscal year ended May 31, 2015, the conversion price of the existing AVCP Notes was reduced to $0.675 per share of common stock, which was 90% of the weighted-average conversion price of $0.75 related to the approximately $4 million offering of convertible notes. The decrease in the conversion price caused the number of shares of common stock issuable upon conversion of the AVCP Notes to increase from 3,500,000 to 5,185,185 shares of common stock.

The Company accounted for the AVCP Notes and warrants as a financing transaction, wherein the proceeds received were allocated to the financial instruments issued. Prior to making the accounting allocation, the AVCP Notes and warrants were evaluated for proper classification under FASB ASC 480 “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC 815. ASC 815 generally requires embedded terms and features that have characteristics of derivatives to be evaluated for bifurcation and separate accounting in instances where their economic risks and characteristics are not clearly and closely related to the risks of the host contract. The embedded derivative features consist of the conversion price being subject to (i) adjustment for stock splits and similar corporate events and (ii) reduction to a conversion price per share that is 10% below the lowest sale price that is below $.9444 per share for common stock sold or deemed sold in future securities offerings, subject to certain exempt transactions. The note conversion round down (or anti-dilution) provision terms are not consistent with the definition for financial instruments indexed to the Company’s stock. As such, the conversion option and conversion reset price protection in the AVCP Notes require bifurcation as a derivative liability.

In connection with the two AVCP Notes, the Company issued warrants to AVCP covering 250,000 and 75,000 shares of the Company’s common stock exercisable at a price of $0.50 per share on September 26, 2014 and February 6, 2015, respectively. The warrants are currently exercisable in full, include a cashless exercise feature, and will expire on December 31, 2019 and February 28, 2020, respectively.

The aforementioned warrants have a term of five years from inception and an exercise price of $.50 per share and meet the conditions for equity classification per ASC 815. The fair value of the warrants was determined using a Black-Scholes option model using the following assumptions:

	Warrants issued on September 26,2014	Warrants issued on February 6, 2015
Risk free interest rate	1.82%	1.48%
Expected life	5 years	5 years
Expected volatility	136%	119%
Dividend yield	0.00%	0.00%

Based on the previous conclusions, the Company allocated the cash proceeds first to the derivative liability at its fair value and then to the warrants at their relative fair value, with the residual allocated to the host AVCP Notes as follows:

	September 26, 2014	February 6, 2015	Debt Discount	Fair Value	May 31, 2015
AVCP convertible notes payable	$1,074,617	$1,039,387	$523,614	$—	$2,637,618
Compound embedded derivative	767,038	403,226	—	838,643	2,008,907
Warrants (equity allocation)	158,345	57,387	—	—	215,732

	$2,000,000	$1,500,000	$523,614	$838,643	$4,862,257

Short-Term Convertible Notes

During the year ended May 31, 2015, the Company issued approximately $4.0 million of six-month unsecured convertible promissory notes (the “Notes”) and related warrants to investors for cash. Each Note is convertible, at the election of the holder, at any time into common shares at a $0.75 per share. The Notes bear interest of 7% per annum, payable in cash upon maturity. In connection with the Notes, the Company issued warrants with a five-year term to purchase a total of 1,061,586 shares of common stock at an exercise price of $0.75. The Company determined the fair value of the warrants using the Black-Scholes option pricing model utilizing certain weighted-average assumptions, such as expected stock price volatility, term of the warrants, risk-free interest rate and expected dividend yield at the commitment date.

The Company utilized the following weighted-average assumptions to value the above investor warrants:

2015
Expected dividend yield	0%
Stock price volatility	88.79%
Expected term	5 years
Risk-free interest rate	1.46%-1.58%
Grant-date fair value	$0.52-$0.76

Additionally, at the commitment date, the Company determined that the conversion feature related to the Notes was beneficial to the investors. As a result, the Company determined the intrinsic value of the beneficial conversion feature utilizing the fair value of the underlying common stock at the commitment date and the effective conversion price after discounting the Notes for the fair value of the warrants. The fair value of the warrants and the intrinsic value of the conversion feature were recorded as a debt discounts to the Notes, and a corresponding increase to additional paid-in capital. The debt discounts are amortized over the life of the Notes. During the year ended May 31, 2015, the Company recognized approximately $219,000 as interest expense related to amortization of the debt discounts. The unamortized discounts are fully amortized upon any conversion of the Notes before maturity. Activity related to the Notes was as follows:

May 31, 2015
Face amount of Notes	$3,981,050

Unamortized discount	(2,390,063)
Repayments	—
Conversions	—

Total carrying value of Notes	$1,590,987